Long-term investments - Income from Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	$ (122,419)	$ 559,701
Dividend and interest income from investments carried at fair value	101,523	91,448
Equity method income (loss)	(26,337)	209
Interest and other income	20,776	13,380
Income (loss) from other long-term investments	(5,561)	13,589
Income from long-term investments	(26,457)	664,738
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	(107,030)	519,297
Dividend and interest income from investments carried at fair value	83,971	74,604
Atlantica share subscription agreement
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	0	20,015
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	15,915	(20,272)
Dividend and interest income from investments carried at fair value	17,222	14,731
Other
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	526	117
Dividend and interest income from investments carried at fair value	$ 330	$ 2,113